Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Disclosure of intangible assets, and property, plant and equipment
The Company’s intangible assets and property, plant and equipment located by country are specified below,
and
defines the Company’s
non-current
segment assets:

	2020	2019
	(EUR’000)
Non-current segment assets
Denmark (domicile country)	20,288	15,738
North America	85,476	27,275
Germany	8,065	5,551

Total non-current segment assets	113,829	48,564

Investment in associate	9,176	15,538
Marketable securities	115,280	—
Other receivables	1,375	1,463

Total non-current assets	239,660	65,565